CONCENTRATIONS (Details Textual)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Supplier Two [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	58.00%		49.00%
Supplier Three [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		43.00%
Three Suppliers Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	60.00%	61.00%	67.00%
China National Petroleum Corporation [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	45.00%	72.00%	75.00%
China National Petroleum Corporation [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%	42.00%	59.00%
Customer One [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	43.00%	10.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%	22.00%	22.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	16.00%